SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Allowance for doubtful accounts	$ 37,097		$ 102,061	$ 65,000
Fair value and impairment	105,676		105,676
Working Capital Deficit	(10,906,674)		(5,367,985)
Advertising Costs	208,085		125,048	525,533
Operating loss	(3,042,185)	$ (1,351,058)	(10,276,602)	(4,802,106)
Recurring revenues	2,595,050		1,703,815	7,206,156
Non recurring revenues	128,313		136,556	781,746
Accumulated deficit	$ (120,209,729)		$ (115,038,758)	$ (82,861,960)
Computer Equipment [Member]
Estimated useful lives of the assets			3 years
leasehold improvements [Member]
Estimated useful lives of the assets			5 years
computer software [Member]
Estimated useful lives of the assets			3 years
Office furniture and fixtures [Member] | Minimum [Member]
Estimated useful lives of the assets			4 years
Office furniture and fixtures [Member] | Maximum [Member]
Estimated useful lives of the assets			7 years
vehicles [Member]
Estimated useful lives of the assets			3 years